Investments in Unconsolidated Subsidiaries and Affiliates - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Equity method	$ 563	$ 593
Cost method	11	12
Total	$ 574	$ 605